MANAGED PORTFOLIO SERIES

Tortoise MLP & Energy Income Fund
Tortoise MLP & Energy Infrastructure Fund
(together, the “Funds”)

Supplement dated October 2, 2020 to the Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2020, as amended

James J. Cunnane Jr. intends to resign as a portfolio manager of the Funds during the fourth quarter of 2020. Quinn T. Kiley is currently jointly responsible for the management of the Funds’ portfolios with Mr. Cunnane and will continue to serve as co-portfolio manager of the Funds subsequent to Mr. Cunnane’s resignation. At such time as Mr. Cunnane resigns, he will be replaced as co-portfolio manager of the Funds by Brian A. Kessens. Additional information about Mr. Kessens is set forth below:

Brian A. Kessens, CFA, Managing Director and Senior Portfolio Manager
Mr. Kessens joined TCA Advisors (the “Adviser”), the investment adviser to the Funds, in 2008. He has been a portfolio manager of the Adviser since July 2013 and a Managing Director of the Adviser since January 2015. Mr. Kessens has served as president of the Tortoise Power and Energy Infrastructure Fund, Inc. and Tortoise Pipeline & Energy Fund, Inc. closed-end funds since June 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2008 to June 2012. Previously, from 2004 to 2008, he was a vice president in Citigroup’s global energy investment banking practice. Prior to Citigroup, he served from 1997 to 2002 as a field artillery officer in the United States Army. Mr. Kessens earned a Master of Business Administration from Columbia Business School in New York and a Bachelor of Science in economics from the United States Military Academy at West Point. He earned his CFA designation in 2006.

This supplement should be retained with your Prospectus and SAI for future reference.

MANAGED PORTFOLIO SERIES

Tortoise MLP & Energy Income Fund
(the “Fund”)

Supplement dated October 2, 2020 to the Summary Prospectus dated March 30, 2020, as amended

James J. Cunnane Jr. intends to resign as a portfolio manager of the Fund during the fourth quarter of 2020. Quinn T. Kiley is currently jointly responsible for the management of the Fund’s portfolio with Mr. Cunnane and will continue to serve as co-portfolio manager of the Fund subsequent to Mr. Cunnane’s resignation. At such time as Mr. Cunnane resigns, he will be replaced as co-portfolio manager of the Fund by Brian A. Kessens.

This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Tortoise MLP & Energy Infrastructure Fund
(the “Fund”)

Supplement dated October 2, 2020 to the Summary Prospectus dated March 30, 2020, as amended

James J. Cunnane Jr. intends to resign as a portfolio manager of the Fund during the fourth quarter of 2020. Quinn T. Kiley is currently jointly responsible for the management of the Fund’s portfolio with Mr. Cunnane and will continue to serve as co-portfolio manager of the Fund subsequent to Mr. Cunnane’s resignation. At such time as Mr. Cunnane resigns, he will be replaced as co-portfolio manager of the Fund by Brian A. Kessens.

This supplement should be retained with your Summary Prospectus for future reference.